Share-Based Compensation - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility		45.00%
Expected term | yr		4.5
Risk-free interest rate		0.56%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated ordinary shares valuation	$ 24.64
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated ordinary shares valuation	$ 26.04
Performance Share Units (PSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%
Expected volatility	45.50%
Risk-free interest rate	2.55%